Significant accounting policies (Policies)	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Basis of consolidation
Basis of consolidation
The financial statements of the subsidiaries of the Company are included in these Financial Statements from the date on which control commences until the date on which control ceases. Subsidiaries are entities controlled by the Company. Control is present where the Company has the power to govern the financial and operating policies of the entity so as to obtain benefits from its activities. In assessing control, potential voting rights that are currently exercisable are taken into consideration. The accounting policies of subsidiaries are changed when necessary to align them with the policies adopted by the Company.
Intercompany balances and transactions, revenues and expenses resulting from transactions between subsidiaries and with the Company are eliminated in preparing the Financial Statements.

Foreign currencies
Foreign currencies
Transactions in foreign currencies are translated to the functional currency at exchange rates in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate in effect at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the reporting year, adjusted for effective interest and payments during the reporting year, and the amortized cost in foreign currency translated at the exchange rate in effect at the end of the reporting year.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate in effect at the date on which the fair value was determined.
Non-monetary
items that are measured at historical cost in a foreign currency are translated using the exchange rate in effect at the date of the transaction. Foreign currency differences arising on translation are recognized in net profit, except for differences arising on the translation of FVOCI financial instruments, which are recognized in other comprehensive income (loss).
Foreign operations
The assets and liabilities of foreign operations whose functional currency is not the US$ are translated into US$ at the reporting date. The income and expenses of foreign-currency
denominated operations are translated at average rates for each reporting period. Foreign exchange differences arising on the translation of foreign operations are recognized directly in other comprehensive income (loss). When a foreign subsidiary is disposed of, the cumulative amount recognized in the currency translative reserve forms part of the gain or loss on disposal.

Revenue recognition
Revenue recognition
Revenue from contracts with customers – Net sales
The Company derives revenue from the sales of finished goods, which include Trogarzo
®

and
EGRIFTA SV
®
. The Company recognizes revenue at a point in time when it transfers title of the finished goods to a customer, which generally occurs upon delivery of the finished goods to the customer’s premises. Payment received from customers prior to the transfer of control of the goods is recorded as deferred revenue.
Some arrangements for the sale of finished goods provide for customer cash discounts for prompt payment, allowances, rights of return, rebates on sales made under governmental and commercial rebate programs, chargebacks on sales made to government agencies and retail pharmacies and distribution fees, including potential clawbacks in certain jurisdictions when pricing terms are based on temporary use authorizations and thus subject to future negotiation which gives rise to variable consideration. At the time of sale, estimates are made for items giving rise to variable consideration based on the terms of the arrangement. The variable consideration is estimated at contract inception using the most likely amount method and revenue is only recognized to the extent that a significant reversal of revenue is not expected to occur. The estimate is based on historical experience, current trends, contractual terms with distributors and other known factors. Sales are recorded net of customer discounts, rebates, chargebacks, distribution fees and estimated sales returns, and exclude sales taxes. A refund liability and a right to recover returned goods asset are recognized for expected returns in relation to sales made before the end of the reporting period. The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover goods. The Company reviews its estimate of variable consideration, including expected returns, on a quarterly basis, adjusting for the amounts of the asset and liability accordingly.

Cost of sales
Cost of sales
Cost of goods sold
Cost of goods sold includes the cost of raw materials, supplies, direct labour and overhead charges allocated to goods sold as well as write-downs of inventories.
Amortization of the other asset
The amortization of the other asset related to the repurchase of the future royalty rights under the 2013 Termination Agreement (Note 14).

Employee benefits
Employee benefits
Salaries and
short-term
employee benefits
Salaries and
short-term
employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term
profit-sharing
or cash bonus plans if the Company has a legal or constructive obligation to pay an amount as a result of past services rendered by an employee and the obligation can be estimated reliably.
Post-employment
benefits
Post-employment
benefits include a defined contribution plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. The Company’s defined contribution plan comprises the registered retirement savings plan, the Quebec Pension Plan and employment insurance.
Termination benefits
Termination benefits are recognized as an expense when the Company is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date or to provide termination benefits as a result of an offer made to encourage voluntary redundancy.

Finance income and finance costs
Finance income and finance costs
Finance income comprises interest income on financial assets and gains on the disposal of financial assets and financial liabilities. Interest income is recognized as it accrues in net loss using the effective interest method.
Finance costs comprise bank charges, interest and accretion expense on lease liabilities, convertible unsecured senior notes, long-term
loans and obligations and deferred financing costs, impairment losses on financial assets recognized in net loss, changes in fair value of liabilities and derivatives, unrealized foreign currency gain or loss on long-term
obligations, loss on long-term obligations modifications and other foreign currency gains and losses which are reported on a net basis.

Inventories
Inventories
Inventories are presented at the lower of cost, determined using the first-in,
first-out
method, and net realizable value. Inventory costs include the purchase price and other costs directly related to the acquisition of materials and other costs incurred in bringing the inventories to their present location and condition. The Company is responsible for coordinating the production and stability testing and for auditing suppliers at different times during the manufacturing process. Inventory costs also include the costs directly related to the conversion of materials into finished goods. Net realizable value is the estimated selling price in the Company’s ordinary course of business less the estimated costs of completion and selling expenses. In determining whether the inventory cost exceeds its net realizable value for pre-launch
inventory, the Company considers whether there is a high probability of regulatory approval for the product. In making that determination, the Company considers prior history with approvals of similar products, estimated timing of obtaining regulatory approval, regulatory agencies correspondence regarding safety and efficacy of the product and current market factors.
Work in progress inventory appears from the moment third party suppliers use the material provided by the Company until the time the Company receives the finished product. The value of work in progress inventory is equal to the value of material provided by the Company plus all conversion work performed by third party suppliers.

Property and equipment
Property and equipment
Recognition and measurement
Items of property and equipment are recognized at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset and the costs of dismantling and removing the item and restoring the site on which it is located, if any.
Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized in net profit or loss.

Subsequent costs
The cost of replacing a part of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day
servicing of items of property and equipment are recognized in net profit or loss as incurred.
Depreciation
The methods of depreciation and depreciation rates and periods are as follows:

Asset	Method	Rate/period

Computer equipment	Declining balance	50%
Laboratory equipment	Declining balance and straight-line	20% 5 years
Office furniture and equipment	Declining balance	20%
Leasehold improvements	Straight-line	Lower of lease term and economic life
The method of depreciation is selected based on the most closely expected pattern of consumption of the future economic benefits embodied in the asset.
Estimates for depreciation methods, useful lives and residual values are reviewed at each year-end
and adjusted if appropriate.

Intangible assets
Intangible assets
Research and development
Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred.
Development activities involve a plan or design for the production of new or substantially improved products and processes. A development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Company intends to and has sufficient resources to complete development and to use or sell the asset. These criteria are usually met when a regulatory filing has been made in a major market and approval is considered highly probable. The expenditure capitalized includes the cost of materials, direct labour, and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are expensed as incurred. Capitalized development expenditures are measured at cost, less accumulated amortization and accumulated impairment losses.
During the years ended November 30, 2023, 2022 and 2021, no development expenditures were capitalized.
Non-refundable
advance payments for good and services that will be used in future research and development activities are expenses when the activity has been performed rather than when the payment is made.
Commercialization rights and oncology platform
Commercialization rights and the oncology platform acquired by the Company have finite useful lives and are measured at cost less accumulated amortization and any accumulated impairment losses. Commercialization rights –
EGRIFTA SV
®
– are amortized at fixed rates based on their estimated useful life of

111
 months on a
straight-line
basis
.
Commercialization rights – Trogarzo
®
North American Territory – are amortized at fixed rates based on their estimated useful life of

142
months on a
straight-line
basis. Commercialization rights – Trogarzo
®

European Territory – were amortized at fixed rates based on their estimated useful life of
148
months on a straight-line basis. They were fully amortized during the year ended November 30, 2022. Refer to Note 13. Commercialization rights for the oncology platform will be amortized over the estimated useful life on a straight-line
basis when the asset is available for use.
The amortization method and useful life of intangible assets are reviewed every year and adjusted as required.

Asset acquisitions
Asset acquisitions
Asset acquisitions are acquisitions that do not qualify as business combinations. At the date of acquisition, the Company initially recognizes the individual identifiable assets acquired and liabilities assumed. The cost to the Company at the date of the acquisition is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of the acquisition. Subsequent consideration for performance-related development milestones is recognized as intangible assets when the specific milestones have been achieved and other recognition criteria are met. Subsequent payments related to activity or usage of an asset, including sales royalties, are expensed as incurred. Asset acquisition transactions do not give rise to goodwill.

Other asset
Other asset
Other asset, which comprised the amount disbursed in connection with the repurchase of the future royalty rights under the 2013 Termination Agreement (Note 14), was amortized over its estimated useful life of

48 months. Other asset was fully amortized during the year ended November 30, 2022.

Impairment of non-financial assets
Impairment of
non-financial
assets
The carrying amounts of the Company’s
non-financial
assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount is estimated.
For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of cash inflows from other assets or groups of assets (“Cash-Generating Unit”). The recoverable amount of an asset or a Cash-Generating Unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the Cash-Generating Unit.
Impairment losses recognized in prior years are determined by the Company at each reporting date for any indications that the loss has decreased or no longer exists. An asset’s carrying amount, increased through the reversal of an impairment loss, must not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Financial instruments
Financial instruments
The Company initially recognizes financial assets on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Financial assets are initially measured at fair value. If the financial asset is not subsequently accounted for at fair value through profit or loss, then the initial measurement includes transaction costs that are directly attributable to the asset’s acquisition or issue. On initial recognition, the Company classifies its financial assets as measured at amortized cost, FVOCI or fair value through profit or loss (“FVPL”), depending on its business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.
(i) Financial assets measured at amortized cost
A financial asset is measured at amortized cost, using the effective interest method and net of any impairment loss, if it meets both of the following conditions and is not designated at fair value though profit or loss:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows;

•	its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The Company currently classifies its cash and trade and other receivables as financial assets measured at amortized cost.
(ii) Financial assets, measured at fair value through other comprehensive income
A debt investment is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated at fair value through profit or loss:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets;

•	its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
(ii) Financial assets, measured at fair value through other comprehensive income (continued)

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income (loss). When an investment is derecognized, gains or losses accumulated in other comprehensive income (loss) are reclassified to profit or loss.
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (loss).
This election is made on an
investment-by-investment
basis. These assets are subsequently measured at fair value. Dividends are recognized in profit or loss, unless the dividend clearly represents a repayment of part of the cost of the investment, and other net gains and losses are recognized in other comprehensive income (loss) and are never reclassified in profit or loss.
The Company currently classifies its bonds as financial assets measured at FVOCI.
(iii) Financial assets measured at fair value through profit or loss
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVPL. These assets are subsequently measured at fair value and changes therein, including any interest or dividend income, are recognized in profit or loss. The Company currently classifies its money market funds and non-hedge
derivative financial assets as financial assets measured at FVPL.
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.
(iv) Financial liabilities
Financial liabilities are classified into the following categories:

•	Financial liabilities at fair value through profit or loss

A financial liability is classified at fair value through profit or loss if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Financial liabilities at fair value are measured at fair value and net gains and losses, including interest expense, are recognized in profit or loss.
The Company issued the Marathon Warrants which are classified as financial liabilities through profit or loss because the exercise can be made on a cashless basis. All transaction costs related to financial instruments designated at fair value through profit or loss are expensed as incurred.
The Company currently has no other financial liabilities measured at FVPL.

•	Financial liabilities measured at amortized cost
This category includes all financial liabilities, other than those measured at FVPL. A financial liability is subsequently measured at amortized cost using the effective interest method. The Company currently classifies accounts payable and accrued liabilities, convertible unsecured senior notes and Loan Facility as financial liabilities measured at amortized cost.
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expired.
(v) Compound financial instruments
Compound financial instruments are instruments that contain both a liability component and an equity component, and the liability component can be converted into share capital at the option of the holder and the number of shares to be issued does not vary with changes in their fair value.
The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversation option. The equity component is recognized initially as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Upon repurchase, the proceeds are allocated based on the same basis that was used for the initial recognition.
Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.
(vi) Derivative financial instruments
Derivative financial instruments are recorded as either assets or liabilities measured at their fair value unless exempted from derivative treatment as a normal purchase and sale. Certain derivatives embedded in other contracts must also be measured at fair value. The changes in the fair value of derivatives are recognized through profit or loss in the year in which they occur.

(vii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position when, and only when, the Company has a legal right to set off the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
At each reporting date, the Company recognizes loss allowances for expected credit losses (“ECLs”) on financial assets carried at amortized cost and debt securities at FVOCI. The Company’s trade and other receivables are accounts receivable with no financing component and which have maturities of less than 12 months and, as such, the Company has chosen to apply the simplified approach for ECL. As a result, the Company does not track changes in credit risk related to its trade and other receivables, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.
(viii) Impairment of financial assets
For other financial assets subject to impairment, the Company measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured at
12-month
ECLs:

•	debt securities that are determined to have low credit risk at the reporting date;

•
other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

The Company considers a debt security to have a low credit risk when its credit risk rating is equivalent or above investment grade credit rating, such as its bonds classified at FVOCI.
The Company’s approach to ECLs reflects a
probability-weighted
outcome, the time value of money and reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic
conditions.

Leases
Leases

At inception, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a
right-of-use
asset and a lease liability at the commencement date of the lease, i.e. the date the underlying asset is available for use.
Right-of-use
assets
Right-of-use
assets are measured at cost, less any accumulated amortization and accumulated impairment losses, and adjusted for remeasurement of lease liabilities. Cost of right-of-use
assets comprises:

•	the initial measurement amount of the lease liabilities recognized;

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred;

•
an estimate of costs to dismantle and remove the underlying asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease contract.

Right-of-use
assets are amortized on a
straight-line
basis over the lesser of (i) the estimated useful life of the underlying assets; and (ii) the lease term.
Right-of-use
assets are assessed for impairment whenever there is an indication that the right-of-use
assets may be impaired.
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date over the lease term. The present value of the lease payments is determined using the lessee’s incremental borrowing rate at the commencement date if the interest rate implicit in the lease is not readily determinable. The incremental borrowing rate is a function of the lessee’s incremental borrowing rate, the nature of the underlying asset, the location of the asset, the length of the lease and the currency of the lease contract. Generally, the Company uses the lessee’s incremental borrowing rate for the present value. At the commencement date, lease payments generally include fixed payments, less any lease incentives receivable, variable lease payments that depend on an index (e.g. based on inflation index) or a specified rate, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising the option to terminate the lease. Lease payments also include amounts expected to be paid under residual value guarantees and the exercise price of a purchase option if the Company is reasonably certain to exercise that option.
Variable lease payments that do not depend on an index or a specified rate are not included in the measurement of lease liabilities but instead are recognized as expenses in the period in which the event or condition that triggers the payment occurs.
After the commencement date, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced to reflect lease payments made. In addition, the carrying amount of lease liabilities is remeasured when there is a change in future lease payments arising from a change in an index or specified rate, if there is a modification to the lease terms and conditions, a change in the estimate of the amount expected to be payable under residual value guarantee, or if the Company changes its assessment of whether it will exercise a termination, extension or purchase option. The remeasurement amount of the lease liabilities is recognized as an adjustment to the right-of-use
asset, or in the consolidated statement of comprehensive loss when the carrying amount of the right-of-use
asset is reduced to zero.
Classification and presentation of
lease-related
expenses
Amortization charge for
right-of-use
assets, expenses related to variable lease payments not included in the measurement of lease liabilities and loss (gain) related to lease modifications are allocated in the Company’s consolidated statement of comprehensive loss based on their function within the Company, while interest expense on lease liabilities is presented within finance costs.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs consists of fees charged by underwriters, attorneys, accountants, and other fees directly attributable to future issuances of shares or debt securities. Provided these costs are determined to be recoverable, these costs are deferred and charged subsequently against the gross proceeds of the related equity or debt issuance on a proportionate basis when it occurs. If at such time the Company deems that these costs are no longer recoverable, they will be expensed as a component of finance expenses.

Provisions
Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are assessed by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount on provisions is recognized in finance costs.
Chargebacks and rebates
Chargebacks and rebates are estimated based on historical experience, relevant statutes with respect to governmental pricing programs, and contractual sales terms.
Returns
Provisions for returns are estimated based on historical return levels, taking into account additional available information on contract changes. The Company reviews its methodology and adequacy of the provision for returns on a quarterly basis, adjusting for changes in assumptions, historical results and business practices, as necessary.
Contingent liability
A contingent liability is a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence
of one or more uncertain future events not wholly within the control of the Company, or a present obligation that arises from past events (and therefore exists) but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation, or because the amount of the obligation cannot be estimated reliably.

Income taxes
Income taxes
Income tax expense comprises current and deferred taxes. Current tax and deferred tax are recognized in net loss except to the extent that they relate to items recognized directly in other comprehensive income (loss) or in equity.
Current tax
Current tax is the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable in respect of previous years. The Company establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes and deferred tax losses that can be used against taxable profit in future years. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse and to fiscal losses when they will be used, based on the laws that have been enacted or substantively enacted by the reporting date.
A deferred tax liability is generally recognized for all taxable temporary differences. A deferred tax asset is recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred income tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting or taxable profit or loss at the time of the transaction, and, where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising from the initial recognition of goodwill.

Share-based compensation
Share-based
compensation
Share option plan
The Company records share-based compensation related to Options granted using the fair-value-based method estimated using the Black-Scholes model. Under this method, compensation cost is measured at fair value at the date of grant and expensed over the period in which optionees unconditionally become entitled to the Options. The amount recognized as an expense is adjusted to reflect the number of Options for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of Options that do meet the related service conditions at the vesting date.
Share-based
payment arrangements in which the Company receives services as consideration for its own equity instruments are accounted for as equity-settled
share-based
payment transactions, regardless of how the equity instruments are obtained by the Company.
Deferred stock unit plan
The deferred stock units (“DSUs”) are totally vested on the date of grant and are settled in cash. When DSUs are granted to officers as part of their annual bonuses, a DSU liability is recorded on the date of grant at the market value of the common shares in place of the liability for the bonus payments. When DSUs are granted to directors as part of their annual compensation in lieu of cash, the expense related to DSUs and their liabilities are recognized on the date of grant. The liability is adjusted to reflect any change in the market value of common shares, and such change is recorded in finance costs.

Stock appreciation rights plan
Stock appreciation rights

plan
Stock appreciation rights (“SARs”) entitle the grantee to a cash payment based on the increase in the share price of the Company’s common shares from the grant date to the settlement date.
A liability is recognized for the services acquired and is recorded at the fair value of the SARs in other non-current
liabilities, with a corresponding expense recognized in selling expenses over the period that the grantees become unconditionally entitled to the payment. The fair value of the employee benefits expense of the SARs is measured using the
Black-Scholes
model.

Estimating fair value requires determining the most ap
propri
ate inputs to the valuation model including the expected life of the SARs, volatility, risk-free
interest rate and dividend yield and making assumptions about them. At the end of each reporting period until the liability is settled, the fair value of the liability is remeasured, with any changes in fair value recognized in the consolidated statement of net earnings (loss) and comprehensive earnings (loss) of the current year.

Government assistance
Government assistance
Government grants are recognized only when the Company has reasonable assurance that it meets the conditions and will receive the grants. Government grants related to assets are recognized in the consolidated statement of financial position as a deduction from the carrying amount of the related asset. They are then recognized in profit or loss over the estimated useful life of the amortization asset that the grants were used to acquire, as a deduction from the amortization expense.
Other government grants are recognized in profit or loss as a deduction from the related expenses, such as salaries for the Canadian Emergency Wage Subsidy program.

Research and development tax credits
Research and development tax credits
The Company elected to account for
non-refundable
research and development tax credits under IAS 20,
Accounting for Government Grants and Disclosure of Governmental Assistance
.
Non-refundable
research and development tax credits are included in earnings against gross research and development expenses or deducted from the related assets, provided there is reasonable assurance that the Company has complied and will comply with the conditions related to the tax credits and that the credits will be received.

Share capital
Share capital
Common shares
Common shares, subscription receipts and Public Offering Warrants are classified as equity.
Transaction costs
Costs directly attributable to the issue of common shares and equity classified warrants and subscription receipts are recognized in equity, net of any tax effects.

Earnings per share
Earnings per share
The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the net profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders by taking the weighted average number of common shares outstanding and taking into consideration all dilutive potential common shares, which consist of the outstanding Options, warrants, subscription receipts and convertible unsecured senior notes.

Changes in accounting policies
Changes in accounting policies
In fiscal 2022, the Company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities in the consolidated statement of cash flows. Previously, the Company elected to classify interest paid as cash flow from financing activities and interest received as cash flows from investing activities. This change was applied retrospectively.

New standard adopted
New standard adopted
Onerous contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
The amendments specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments applied to the Company’s annual reporting periods beginning on December 1, 2022, to contracts existing at the date the amendments were first applied. The adoption of the standard did not have an impact on the financial statements.

Standards issued but not yet effective
Standards issued but not yet effective
A number of new standards are effective for annual periods beginning after December 1, 2023 and earlier application is permitted; however, the Company has not early adopted the new or amended standards in preparing these Financial Statements.
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1)
For the purposes of
non-current
classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must exist at the end of the reporting period and have substance.
The amendments reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current.
Covenants with which a company must comply after the reporting date do not affect a liability’s classification at that date.
The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments provide that: settlement of a liability includes transferring a company’s own equity instruments to the counterparty; and when classifying liabilities as current or non-current
a company can ignore only those conversion options that are recognized as equity.
The amendments will be effective for the Company’s annual reporting period beginning on December 1, 2025. The Company is currently evaluating the impact of the amendments on its financial statements.